                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2000


Check here if Amendment [    ];              Amendment Number:
This Amendment (check only one):     [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address: Two Seaport Lane
         Boston, MA  02210-2021

13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title:  Vice President of AEW Capital Management, Inc., General Partner of AEW
         Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

 /s/James J. Finnegan              Boston, Massachuetts        February 8, 2001
 --------------------              --------------------        ----------------
     [Signature]                      [City, State]                 [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:  1,461,293


List of Other Included Managers:

No.        Form 13 File Number          Name
1          28-6536                      AEW Capital Management, Inc.
2          28-5952                      MetLife New England Holdings, Inc.
3          28-3714                      Metropolitan Life Insurance Company
4          28-6808                      Nvest Companies, L.P.

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.



                                                                 VALUE          SH or
         NAME OF ISSUER       TITLE OF CLASS      CUSIP        (X$1000)        PRN AMT
AMB Property Corp              Common Stock     00163T109        30,534        1,182,900
AMB(Restricted shares)         Common Stock     00163T109         5,930          229,725
Apartment Invt & Mgmt          Common Stock     03748r101       138,454        2,772,540
Archstone Communities          Common Stock     039581103        52,454        2,037,037
Arden Realty                   Common Stock     039793104        20,552          818,000
Avalon Bay Communities         Common Stock     053484101        51,585        1,029,130
Beacon Capital                 Common Stock     073561102        12,654        1,488,725
Boston Properties, Inc.        Common Stock     101121101        84,849        1,950,550
BRE Properties - Cl A          Common Stock     05564e106             6              200
Brookfield Properties          Common Stock     112900105        16,217          920,100
Cabot Industrial Trust         Common Stock     127072106         6,635          345,800
Camden Property Trust          Common Stock     133131102        31,944          953,556
CarrAmerica Realty             Common Stock     144418100        28,638          914,600
Charles E. Smith Res.          Common Stock     832197107        44,897          955,250
Chelsea Property Group Inc.    Common Stock     163421100        20,517          556,400
Crescent Real Estate Eqt       Common Stock     225756105        15,596          700,950
Crown Castle Intl. Corp.       Common Stock     228227104         5,688          210,165
Cypress Communications Inc.    Common Stock     232743104         1,092        1,205,484
Developers Diversified         Common Stock     251591103        22,470        1,687,897
Duke-Weeks Realty Corp.        Common Stock     264411505        72,058        2,926,222
Equity Office Properties       Common Stock     294741103       100,791        3,089,383
Equity Residential             Common Stock     29476l107        56,370        1,019,113
Federal Realty Invs Trust      Common Stock     313747206        10,053          529,100
Franchise Finance Corp Of Am   Common Stock     351807102        10,101          433,300
General Growth Prop            Common Stock     370021107        40,103        1,108,203
Glimcher Realty Trust          Common Stock     379302102           411           32,850
Golf Trust Of America          Common Stock     38168b103         5,524          761,905
Highwoods Properties           Common Stock     431284108        12,234          491,820
Home Properties of NY Inc      Common Stock     437306103         9,236          330,579
Hospitality Properties         Common Stock     44106m102        31,279        1,382,500
Host Marriott Corp.            Common Stock     44107p104        16,592        1,282,491
Internap Network Services      Common Stock     45885A102         8,155        1,124,871
JP Realty Inc.                 Common Stock     46624a106           990           62,850
Keystone Property Trust        Common Stock     493596100        19,502        1,529,582
Kilroy Realty Corp.            Common Stock     49427f108        24,264          864,650
Kimco Realty Corp.             Common Stock     49446r109        23,171          524,375
Liberty Property Trust         Common Stock     531172104        12,198          427,050
Macerich Company (the)         Common Stock     554382101         8,891          463,400
Pacific Gulf Properties        Common Stock     694396102         3,673          599,650
Pan Pacific Retail             Common Stock     69806L104         9,606          430,500
Philips Int'l Realty           Common Stock     718333107         1,880          462,650
Pinnacle Holdings Inc          Common Stock     72346N101           465           51,356
Post Properties, Inc.          Common Stock     737464107         6,816          181,468
Prentiss Properties            Common Stock     740706106        36,110        1,340,500
Prologis Trust                 Common Stock     743410102        36,866        1,656,911
Public Storage Inc.            Common Stock     74460d109        44,412        1,826,711
Reckson Assoc. Rlty            Common Stock     75621k106        12,994          518,472
Regency Realty Corp.           Common Stock     758939102        23,115          975,850
Rouse Co.                      Common Stock     779273101         9,979          391,350
Shurgard Storage Ctrs          Common Stock     82567d104         6,199          253,650
Simon Property Group           Common Stock     828806109        33,325        1,388,532
SL Green Realty Corp           Common Stock     78440x101         9,720          347,127
Spieker Properties Inc.        Common Stock     848497103        62,822        1,253,300
Starwood Hotels & Resorts      Common Stock     85590A203        22,948          651,000
Summit Properties              Common Stock     866239106        18,071          695,050
Sun Communities Inc.           Common Stock     866674104        11,501          343,300
Taubman Centers, Inc.          Common Stock     876664103           661           60,450
Trizec Hahn Corp.              Common Stock     896938107         4,570          302,150
Vornado Realty Trust.          Common Stock     929042109        52,926        1,381,426

Column Totals                                                 1,461,293       53,454,656


                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.


                                                                                            VOTING AUTHORITY
                                  INVESTMENT              OTHER        -------------------------------------------------
         NAME OF ISSUER           DISCRETION             MANAGERS             SOLE           SHARED            NONE
AMB Property Corp               Shared-Defined         01 02 03 04          1,182,900
AMB(Restricted shares)          Shared-Defined         01 02 03 04            229,725
Apartment Invt & Mgmt           Shared-Defined         01 02 03 04          2,772,540
Archstone Communities           Shared-Defined         01 02 03 04          2,037,037
Arden Realty                    Shared-Defined         01 02 03 04            818,000
Avalon Bay Communities          Shared-Defined         01 02 03 04          1,029,130
Beacon Capital                  Shared-Defined         01 02 03 04          1,488,725
Boston Properties, Inc.         Shared-Defined         01 02 03 04          1,950,550
BRE Properties - Cl A           Shared-Defined         01 02 03 04                200
Brookfield Properties           Shared-Defined         01 02 03 04            920,100
Cabot Industrial Trust          Shared-Defined         01 02 03 04            345,800
Camden Property Trust           Shared-Defined         01 02 03 04            953,556
CarrAmerica Realty              Shared-Defined         01 02 03 04            914,600
Charles E. Smith Res.           Shared-Defined         01 02 03 04            955,250
Chelsea Property Group Inc.     Shared-Defined         01 02 03 04            556,400
Crescent Real Estate Eqt        Shared-Defined         01 02 03 04            700,950
Crown Castle Intl. Corp.        Shared-Defined         01 02 03 04            210,165
Cypress Communications Inc.     Shared-Defined         01 02 03 04          1,205,484
Developers Diversified          Shared-Defined         01 02 03 04          1,687,897
Duke-Weeks Realty Corp.         Shared-Defined         01 02 03 04          2,926,222
Equity Office Properties        Shared-Defined         01 02 03 04          3,089,383
Equity Residential              Shared-Defined         01 02 03 04          1,019,113
Federal Realty Invs Trust       Shared-Defined         01 02 03 04            529,100
Franchise Finance Corp Of Am    Shared-Defined         01 02 03 04            433,300
General Growth Prop             Shared-Defined         01 02 03 04          1,108,203
Glimcher Realty Trust           Shared-Defined         01 02 03 04             32,850
Golf Trust Of America           Shared-Defined         01 02 03 04            761,905
Highwoods Properties            Shared-Defined         01 02 03 04            491,820
Home Properties of NY Inc       Shared-Defined         01 02 03 04            330,579
Hospitality Properties          Shared-Defined         01 02 03 04          1,382,500
Host Marriott Corp.             Shared-Defined         01 02 03 04          1,282,491
Internap Network Services       Shared-Defined         01 02 03 04          1,124,871
JP Realty Inc.                  Shared-Defined         01 02 03 04             62,850
Keystone Property Trust         Shared-Defined         01 02 03 04          1,529,582
Kilroy Realty Corp.             Shared-Defined         01 02 03 04            864,650
Kimco Realty Corp.              Shared-Defined         01 02 03 04            524,375
Liberty Property Trust          Shared-Defined         01 02 03 04            427,050
Macerich Company (the)          Shared-Defined         01 02 03 04            463,400
Pacific Gulf Properties         Shared-Defined         01 02 03 04            599,650
Pan Pacific Retail              Shared-Defined         01 02 03 04            430,500
Philips Int'l Realty            Shared-Defined         01 02 03 04            462,650
Pinnacle Holdings Inc           Shared-Defined         01 02 03 04             51,356
Post Properties, Inc.           Shared-Defined         01 02 03 04            181,468
Prentiss Properties             Shared-Defined         01 02 03 04          1,340,500
Prologis Trust                  Shared-Defined         01 02 03 04          1,656,911
Public Storage Inc.             Shared-Defined         01 02 03 04          1,826,711
Reckson Assoc. Rlty             Shared-Defined         01 02 03 04            518,472
Regency Realty Corp.            Shared-Defined         01 02 03 04            975,850
Rouse Co.                       Shared-Defined         01 02 03 04            391,350
Shurgard Storage Ctrs           Shared-Defined         01 02 03 04            253,650
Simon Property Group            Shared-Defined         01 02 03 04          1,388,532
SL Green Realty Corp            Shared-Defined         01 02 03 04            347,127
Spieker Properties Inc.         Shared-Defined         01 02 03 04          1,253,300
Starwood Hotels & Resorts       Shared-Defined         01 02 03 04            651,000
Summit Properties               Shared-Defined         01 02 03 04            695,050
Sun Communities Inc.            Shared-Defined         01 02 03 04            343,300
Taubman Centers, Inc.           Shared-Defined         01 02 03 04             60,450
Trizec Hahn Corp.               Shared-Defined         01 02 03 04            302,150
Vornado Realty Trust.           Shared-Defined         01 02 03 04          1,381,426

Column Totals                                                              53,454,656
